WARRANTS (Details) - Warrant [Member] - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Warrants Outstanding
Balance at beginning	939,712	939,712
Granted	120,000	0
Expired	0	0
Balance at ending	1,059,712	939,712
Exercise Price Per Share
Granted		$ 0
Expired	$ 0	0
Price Per Share On Date Of Issuance
Granted	4.66	0
Expired	0	0
Balance at ending	5.00
Minimum [Member]
Exercise Price Per Share
Balance at beginning	6.00	6.00
Balance at ending	5.00	6.00
Price Per Share On Date Of Issuance
Balance at beginning	4.95	4.95
Balance at ending	4.66	4.95
Maximum [Member]
Exercise Price Per Share
Balance at beginning	11.25	11.25
Balance at ending	11.25	11.25
Price Per Share On Date Of Issuance
Balance at beginning	15.00	15.00
Balance at ending	$ 15.00	$ 15.00